Pension commitments	12 Months Ended
Dec. 31, 2021
Pension commitments [Abstract]
Pension commitments	Pension commitmentsThe Group operates a defined contribution retirement benefit schemes for all qualifying employees. The assets of the scheme are held separately from those of the Group in funds under the control of trustees. The total expense recognised for the period ended December 31, 2021 was £526,000 (2020: £90,000). Contributions outstanding at the period end were £210,000 (2020: £4,000).